Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 193,024	$ 196,668	$ 126,706
Additions based on tax positions related to the current year	20,329	22,319	65,009
Additions for tax positions of prior years		12,261	41,183
Reduction for tax positions of prior years	(3,805)
Settlements with tax authorities	(3,880)	(9,450)	(31,624)
Lapse of statute of limitations	(18,022)	(28,774)	(4,606)
Unrecognized tax benefits, Ending balance	$ 187,646	$ 193,024	$ 196,668